Convertible Promissory Notes Payable (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014 D	Jan. 31, 2014 D
Convertible Promissory Notes 1		$ 800,000
Convertible Promissory Notes 2		400,000
Convertible Promissory Notes 3		100,000
Convertible Promissory Notes 4		25,000
Convertible Promissory Notes 5		0.25
Convertible Promissory Notes 6		25,000
Convertible Promissory Notes 7		0.50
Convertible Promissory Notes 8		50,000
Convertible Promissory Notes 9		0.25
Convertible Promissory Notes 10		100,000
Convertible Promissory Notes 11		12.00%
Convertible Promissory Notes 12		$ 0.75
Convertible Promissory Notes 13		60
Convertible Promissory Notes 14		1.00%
Convertible Promissory Notes 15		4.00%
Convertible Promissory Notes 16		22,100
Convertible Promissory Notes 17		20,940
Convertible Promissory Notes 18		10,462
Convertible Promissory Notes 19		4,890
Convertible Promissory Notes 20		59,618
Convertible Promissory Notes 21		23,208
Convertible Promissory Notes 22		1,148,000
Convertible Promissory Notes 23		948,000
Convertible Promissory Notes 24		448,000
Convertible Promissory Notes 25		$ 0.25
Convertible Promissory Notes 26		500,000
Convertible Promissory Notes 27		$ 0.50
Convertible Promissory Notes 28		200,000
Convertible Promissory Notes 29		200,000
Convertible Promissory Notes 30		125,000
Convertible Promissory Notes 31		$ 0.25
Convertible Promissory Notes 32		75,000
Convertible Promissory Notes 33		$ 0.50
Convertible Promissory Notes 34		237,500
Convertible Promissory Notes 35		99,694
Convertible Promissory Notes 36		38,962
Convertible Promissory Notes 37		138,656
Convertible Promissory Notes 38		38,962
Convertible Promissory Notes 39		900,000
Convertible Promissory Notes 40		$ 0.25
Convertible Promissory Notes 41		90.00%
Convertible Promissory Notes 42		60
Convertible Promissory Notes 43		10,000
Convertible Promissory Notes 44		60
Convertible Promissory Notes 45		90
Convertible Promissory Notes 46		0.75
Convertible Promissory Notes 47		$ 0.50
Convertible Promissory Notes 48		800,000
Convertible Promissory Notes 49		500,000
Convertible Promissory Notes 50		485,704
Convertible Promissory Notes 51		778,553
Convertible Promissory Notes 52		488,849
Convertible Promissory Notes 53		196,000
Convertible Promissory Notes 54		56,555
Convertible Promissory Notes 55		2,520
Convertible Promissory Notes 56		400,000
Convertible Promissory Notes 57		6.00%
Convertible Promissory Notes 58		$ 0.50
Convertible Promissory Notes 59		$ 0.25
Convertible Promissory Notes 60		500,000
Convertible Promissory Notes 61		0.50
Convertible Promissory Notes 62		600,000
Convertible Promissory Notes 63		1,200,000
Convertible Promissory Notes 64		$ 0.15
Convertible Promissory Notes 65		$ 0.30
Convertible Promissory Notes 66		20
Convertible Promissory Notes 67		30
Convertible Promissory Notes 68		100,000
Convertible Promissory Notes 69		0.50
Convertible Promissory Notes 70		100,000
Convertible Promissory Notes 71		100,000
Convertible Promissory Notes 72		1,868
Convertible Promissory Notes 73		1,018,685
Convertible Promissory Notes 74		$ 0.10
Convertible Promissory Notes 75		300,000
Convertible Promissory Notes 76		100,000
Convertible Promissory Notes 77		125,000
Convertible Promissory Notes 78		100,000
Convertible Promissory Notes 79		125,000
Convertible Promissory Notes 80		75,000
Convertible Promissory Notes 81		115,000
Convertible Promissory Notes 82		0.10
Convertible Promissory Notes 83		12.00%
Convertible Promissory Notes 84		$ 0.25
Convertible Promissory Notes 85		362,500
Convertible Promissory Notes 86		0.10
Convertible Promissory Notes 87		17,600
Convertible Promissory Notes 88		100,000
Convertible Promissory Notes 89		58,600
Convertible Promissory Notes 90		41,225
Convertible Promissory Notes 91		17,600
Convertible Promissory Notes 92		58,825
Convertible Promissory Notes 93		58,825
Convertible Promissory Notes 94		0
Convertible Promissory Notes 95		5,531
Convertible Promissory Notes 96		0
Convertible Promissory Notes 97		67,600
Convertible Promissory Notes 98		200,000
Convertible Promissory Notes 99		6.00%
Convertible Promissory Notes 100		600,000
Convertible Promissory Notes 101		76,388
Convertible Promissory Notes 102		1,388
Convertible Promissory Notes 103		343,212
Convertible Promissory Notes 104		300,000
Convertible Promissory Notes 105		42,902
Convertible Promissory Notes 106		$ 0.25
Convertible Promissory Notes 107		4,859,613
Convertible Promissory Notes 108		200,000
Convertible Promissory Notes 109		48,000
Convertible Promissory Notes 110		5,000
Convertible Promissory Notes 111		15,000
Convertible Promissory Notes 112		2,100
Convertible Promissory Notes 113		83,458
Convertible Promissory Notes 114		0
Convertible Promissory Notes 115		53,054
Convertible Promissory Notes 116		2,500
Convertible Promissory Notes 117		10,000
Convertible Promissory Notes 118		12,125
Convertible Promissory Notes 119		2,400
Convertible Promissory Notes 120		11,429
Convertible Promissory Notes 121		120,000
Convertible Promissory Notes 122		$ 0.2799
Convertible Promissory Notes 123		18,400
Convertible Promissory Notes 124		48,916
Convertible Promissory Notes 125		0
Convertible Promissory Notes 126		48,916
Convertible Promissory Notes 127		0
Convertible Promissory Notes 128		15,000
Convertible Promissory Notes 129		128,704
Convertible Promissory Notes 130		500,000
Convertible Promissory Notes 131		150,000
Convertible Promissory Notes 132		10.00%
Convertible Promissory Notes 133		1.20
Convertible Promissory Notes 134		60.00%
Convertible Promissory Notes 135		25
Convertible Promissory Notes 136		12.00%
Convertible Promissory Notes 137		265,000
Convertible Promissory Notes 138		166,667
Convertible Promissory Notes 139		115,000
Convertible Promissory Notes 140		166,667
Convertible Promissory Notes 141		0
Convertible Promissory Notes 142		500,000
Convertible Promissory Notes 143		100,000
Convertible Promissory Notes 144		10.00%
Convertible Promissory Notes 145		0.265
Convertible Promissory Notes 146		60.00%
Convertible Promissory Notes 147		25
Convertible Promissory Notes 148		90
Convertible Promissory Notes 149		0.00%
Convertible Promissory Notes 150		90
Convertible Promissory Notes 151		12.00%
Convertible Promissory Notes 152		12.00%
Convertible Promissory Notes 153		13,333
Convertible Promissory Notes 154		155,500
Convertible Promissory Notes 155		111,111
Convertible Promissory Notes 156		55,500
Convertible Promissory Notes 157		670
Convertible Promissory Notes 158		0
Convertible Promissory Notes 159		25,000
Convertible Promissory Notes 160		25,000
Convertible Promissory Notes 161		8.00%
Convertible Promissory Notes 162		180
Convertible Promissory Notes 163		55.00%
Convertible Promissory Notes 164		180
Convertible Promissory Notes 165		20.00%
Convertible Promissory Notes 166		180
Convertible Promissory Notes 167		20,455
Convertible Promissory Notes 168		4,456
Convertible Promissory Notes 169		0
Convertible Promissory Notes 170		8,000
Convertible Promissory Notes 171		1,056
Convertible Promissory Notes 172		0
Convertible Promissory Notes 173		1,056
Convertible Promissory Notes 174		0
Convertible Promissory Notes 175		83,500.00
Convertible Promissory Notes 176		8.00%
Convertible Promissory Notes 177		22.00%
Convertible Promissory Notes 178		180
Convertible Promissory Notes 179		61.00%
Convertible Promissory Notes 180		180
Convertible Promissory Notes 181		15.00%
Convertible Promissory Notes 182		180
Convertible Promissory Notes 183		8,376
Convertible Promissory Notes 184		989
Convertible Promissory Notes 185		0
Convertible Promissory Notes 186		11,500
Convertible Promissory Notes 187		1,320
Convertible Promissory Notes 188		0
Convertible Promissory Notes 189		1,320
Convertible Promissory Notes 190		0
Convertible Promissory Notes Payable 1	7,309,832
Convertible Promissory Notes Payable 2	292
Convertible Promissory Notes Payable 3	25,000
Convertible Promissory Notes Payable 4	6.00%
Convertible Promissory Notes Payable 5	25,000
Convertible Promissory Notes Payable 6	166,667
Convertible Promissory Notes Payable 7	$ 0.15
Convertible Promissory Notes Payable 8	7,309,832
Convertible Promissory Notes Payable 9	6,094,100
Convertible Promissory Notes Payable 10	6.00%
Convertible Promissory Notes Payable 11	1,094,159
Convertible Promissory Notes Payable 12	1,215,732
Convertible Promissory Notes Payable 13	90.00%
Convertible Promissory Notes Payable 14	7,309,832
Convertible Promissory Notes Payable 15	6.00%
Convertible Promissory Notes Payable 16	$ 0.075
Convertible Promissory Notes Payable 17	48,732,310
Convertible Promissory Notes Payable 18	48,732,310
Convertible Promissory Notes Payable 19	$ 0.15
Convertible Promissory Notes Payable 20	$ 0.40
Convertible Promissory Notes Payable 21	20
Convertible Promissory Notes Payable 22	30
Convertible Promissory Notes Payable 23	100,000,000
Convertible Promissory Notes Payable 24	19,338,215
Convertible Promissory Notes Payable 25	7,309,832
Convertible Promissory Notes Payable 26	12,028,383
Convertible Promissory Notes Payable 27	521
Convertible Promissory Notes Payable 28	0
Convertible Promissory Notes Payable 29	2,106,405
Convertible Promissory Notes Payable 30	497,105
Convertible Promissory Notes Payable 31	8.00%
Convertible Promissory Notes Payable 32	11,063,696
Convertible Promissory Notes Payable 33	8.00%
Convertible Promissory Notes Payable 34	100.00%
Convertible Promissory Notes Payable 35	1,552,700
Convertible Promissory Notes Payable 36	100.00%
Convertible Promissory Notes Payable 37	41,569,071
Convertible Promissory Notes Payable 38	800,000
Convertible Promissory Notes Payable 39	500,000
Convertible Promissory Notes Payable 40	100,000
Convertible Promissory Notes Payable 41	25,000
Convertible Promissory Notes Payable 42	0.25
Convertible Promissory Notes Payable 43	25,000
Convertible Promissory Notes Payable 44	0.50
Convertible Promissory Notes Payable 45	50,000
Convertible Promissory Notes Payable 46	0.25
Convertible Promissory Notes Payable 47	12.00%
Convertible Promissory Notes Payable 48	$ 0.75
Convertible Promissory Notes Payable 49	22,100
Convertible Promissory Notes Payable 50	20,940
Convertible Promissory Notes Payable 51	5,587
Convertible Promissory Notes Payable 52	5,154
Convertible Promissory Notes Payable 53	10,356
Convertible Promissory Notes Payable 54	29,370
Convertible Promissory Notes Payable 55	1,148,000
Convertible Promissory Notes Payable 56	948,000
Convertible Promissory Notes Payable 57	448,000
Convertible Promissory Notes Payable 58	$ 0.25
Convertible Promissory Notes Payable 59	500,000
Convertible Promissory Notes Payable 60	$ 0.50
Convertible Promissory Notes Payable 61	200,000
Convertible Promissory Notes Payable 62	200,000
Convertible Promissory Notes Payable 63	125,000
Convertible Promissory Notes Payable 64	$ 0.25
Convertible Promissory Notes Payable 65	75,000
Convertible Promissory Notes Payable 66	$ 0.50
Convertible Promissory Notes Payable 67	237,500
Convertible Promissory Notes Payable 68	$ 0.25
Convertible Promissory Notes Payable 69	90.00%
Convertible Promissory Notes Payable 70	60
Convertible Promissory Notes Payable 71	10,000
Convertible Promissory Notes Payable 72	60
Convertible Promissory Notes Payable 73	90
Convertible Promissory Notes Payable 74	0.75
Convertible Promissory Notes Payable 75	$ 0.50
Convertible Promissory Notes Payable 76	800,000
Convertible Promissory Notes Payable 77	500,000
Convertible Promissory Notes Payable 78	485,704
Convertible Promissory Notes Payable 79	778,553
Convertible Promissory Notes Payable 80	488,849
Convertible Promissory Notes Payable 81	196,000
Convertible Promissory Notes Payable 82	56,555
Convertible Promissory Notes Payable 83	2,520
Convertible Promissory Notes Payable 84	400,000
Convertible Promissory Notes Payable 85	500,000
Convertible Promissory Notes Payable 86	400,000
Convertible Promissory Notes Payable 87	6.00%
Convertible Promissory Notes Payable 88	$ 0.50
Convertible Promissory Notes Payable 89	$ 0.25
Convertible Promissory Notes Payable 90	500,000
Convertible Promissory Notes Payable 91	0.50
Convertible Promissory Notes Payable 92	100,000
Convertible Promissory Notes Payable 93	0.50
Convertible Promissory Notes Payable 94	600,000
Convertible Promissory Notes Payable 95	1,200,000
Convertible Promissory Notes Payable 96	$ 0.15
Convertible Promissory Notes Payable 97	$ 0.40
Convertible Promissory Notes Payable 98	20
Convertible Promissory Notes Payable 99	30
Convertible Promissory Notes Payable 100	480,900
Convertible Promissory Notes Payable 101	857,300
Convertible Promissory Notes Payable 102	376,400
Convertible Promissory Notes Payable 103	256,400
Convertible Promissory Notes Payable 104	23,300
Convertible Promissory Notes Payable 105	36,993
Convertible Promissory Notes Payable 106	9,124
Convertible Promissory Notes Payable 108	0
Convertible Promissory Notes Payable 110	100,000
Convertible Promissory Notes Payable 111	1,868
Convertible Promissory Notes Payable 112	1,018,685
Convertible Promissory Notes Payable 113	$ 0.10
Convertible Promissory Notes Payable 114	187,438
Convertible Promissory Notes Payable 115	300,000
Convertible Promissory Notes Payable 116	100,000
Convertible Promissory Notes Payable 117	125,000
Convertible Promissory Notes Payable 118	100,000
Convertible Promissory Notes Payable 119	125,000
Convertible Promissory Notes Payable 120	75,000
Convertible Promissory Notes Payable 121	115,000
Convertible Promissory Notes Payable 122	0.10
Convertible Promissory Notes Payable 123	12.00%
Convertible Promissory Notes Payable 124	$ 0.25
Convertible Promissory Notes Payable 125	362,500
Convertible Promissory Notes Payable 126	0.10
Convertible Promissory Notes Payable 127	17,600
Convertible Promissory Notes Payable 128	100,000
Convertible Promissory Notes Payable 129	58,600
Convertible Promissory Notes Payable 130	41,225
Convertible Promissory Notes Payable 131	17,600
Convertible Promissory Notes Payable 132	58,825
Convertible Promissory Notes Payable 133	0
Convertible Promissory Notes Payable 134	0
Convertible Promissory Notes Payable 135	5,696
Convertible Promissory Notes Payable 136	0
Convertible Promissory Notes Payable 137	67,600
Convertible Promissory Notes Payable 138	200,000
Convertible Promissory Notes Payable 139	6.00%
Convertible Promissory Notes Payable 140	600,000
Convertible Promissory Notes Payable 141	216,500
Convertible Promissory Notes Payable 142	416,500
Convertible Promissory Notes Payable 143	200,000
Convertible Promissory Notes Payable 144	127,700
Convertible Promissory Notes Payable 145	76,388
Convertible Promissory Notes Payable 146	1,388
Convertible Promissory Notes Payable 147	343,212
Convertible Promissory Notes Payable 148	300,000
Convertible Promissory Notes Payable 149	42,902
Convertible Promissory Notes Payable 150	200,000
Convertible Promissory Notes Payable 151	48,000
Convertible Promissory Notes Payable 152	5,000
Convertible Promissory Notes Payable 153	15,000
Convertible Promissory Notes Payable 154	1,250
Convertible Promissory Notes Payable 155	7,754
Convertible Promissory Notes Payable 156	0
Convertible Promissory Notes Payable 157	53,054
Convertible Promissory Notes Payable 158	2,500
Convertible Promissory Notes Payable 159	10,000
Convertible Promissory Notes Payable 160	12,125
Convertible Promissory Notes Payable 161	2,400
Convertible Promissory Notes Payable 162	11,429
Convertible Promissory Notes Payable 163	120,000
Convertible Promissory Notes Payable 164	$ 0.2799
Convertible Promissory Notes Payable 165	18,400
Convertible Promissory Notes Payable 166	3,607
Convertible Promissory Notes Payable 167	0
Convertible Promissory Notes Payable 168	128,705
Convertible Promissory Notes Payable 169	500,000
Convertible Promissory Notes Payable 170	100,000
Convertible Promissory Notes Payable 171	10.00%
Convertible Promissory Notes Payable 172	0.265
Convertible Promissory Notes Payable 173	60.00%
Convertible Promissory Notes Payable 174	25
Convertible Promissory Notes Payable 175	90
Convertible Promissory Notes Payable 176	0.00%
Convertible Promissory Notes Payable 177	90
Convertible Promissory Notes Payable 178	12.00%
Convertible Promissory Notes Payable 179	90
Convertible Promissory Notes Payable 180	12.00%
Convertible Promissory Notes Payable 181	13,333
Convertible Promissory Notes Payable 182	13,333
Convertible Promissory Notes Payable 183	155,500
Convertible Promissory Notes Payable 184	111,111
Convertible Promissory Notes Payable 185	55,500
Convertible Promissory Notes Payable 186	2,065
Convertible Promissory Notes Payable 187	0
Convertible Promissory Notes Payable 188	175,000
Convertible Promissory Notes Payable 189	330,000
Convertible Promissory Notes Payable 190	38,405
Convertible Promissory Notes Payable 191	217,240
Convertible Promissory Notes Payable 192	3,735
Convertible Promissory Notes Payable 193	120,709
Convertible Promissory Notes Payable 194	175,100
Convertible Promissory Notes Payable 195	$ 0.128
Convertible Promissory Notes Payable 196	25,000
Convertible Promissory Notes Payable 197	25,000
Convertible Promissory Notes Payable 198	8.00%
Convertible Promissory Notes Payable 199	180
Convertible Promissory Notes Payable 200	55.00%
Convertible Promissory Notes Payable 201	180
Convertible Promissory Notes Payable 202	20.00%
Convertible Promissory Notes Payable 203	20,455
Convertible Promissory Notes Payable 204	16,280
Convertible Promissory Notes Payable 205	0
Convertible Promissory Notes Payable 206	8,000
Convertible Promissory Notes Payable 207	6,943
Convertible Promissory Notes Payable 208	0
Convertible Promissory Notes Payable 209	5,000
Convertible Promissory Notes Payable 210	83,500
Convertible Promissory Notes Payable 211	8.00%
Convertible Promissory Notes Payable 212	180
Convertible Promissory Notes Payable 213	61.00%
Convertible Promissory Notes Payable 214	180
Convertible Promissory Notes Payable 215	15.00%
Convertible Promissory Notes Payable 216	8,376
Convertible Promissory Notes Payable 217	3,826
Convertible Promissory Notes Payable 218	0
Convertible Promissory Notes Payable 219	11,500
Convertible Promissory Notes Payable 220	10,181
Convertible Promissory Notes Payable 221	0
Convertible Promissory Notes Payable 222	27,958
Convertible Promissory Notes Payable 223	$ 64,900